Component of Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Pre-tax amount
Equity transaction with noncontrolling interests and other	$ (132)	¥ (10,874)
Foreign currency translation adjustments	(1,164)	(95,677)	(294,279)	10,809
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	2,006	164,872	(31,899)	277,838
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	612	50,332	(6,358)	1,852
Pension liability adjustments	(1,359)	(111,722)	26,681	124,526
Other comprehensive income	(37)	(3,069)	(305,855)	415,025
Tax amount
Equity transaction with noncontrolling interests and other	53	4,371
Foreign currency translation adjustments	97	7,948	6,666	(915)
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	(799)	(65,642)	9,643	(102,538)
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	(246)	(20,234)	2,556	(745)
Pension liability adjustments	517	42,514	(10,896)	(49,881)
Other comprehensive income	(378)	(31,043)	7,969	(154,079)
Net-of-tax amount
Equity transaction with noncontrolling interests and other	(79)	(6,503)
Foreign currency translation adjustments	(1,067)	(87,729)	(287,613)	9,894
Unrealized gains or (losses) on securities:
Unrealized net holding gains or (losses) arising for the year	1,207	99,230	(22,256)	175,300
Less: reclassification adjustments for (gains) or losses included in net income attributable to Toyota Motor Corporation	366	30,098	(3,802)	1,107
Pension liability adjustments	(842)	(69,208)	15,785	74,645
Other comprehensive income	$ (415)	¥ (34,112)	¥ (297,886)	¥ 260,946